Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
For the year ended December 31, 2017 (in millions):

	Reportable Segments As Adjusted
			Corporate
	IFS	GFS	and Other	Total
Primary Geographical Markets:
North America	$4,091	$1,899	$306	$6,296
All others	169	2,151	52	2,372
Total	$4,260	$4,050	$358	$8,668

Type of Revenue:
Processing and services	$3,433	$2,206	$320	$5,959
License and software related	402	957	14	1,373
Professional services	195	896	13	1,104
Hardware and other	230	(9)	11	232
Total	$4,260	$4,050	$358	$8,668

Recurring Nature of Revenue Recognized:
Recurring fees	$3,704	$2,809	$330	$6,843
Non-recurring fees	556	1,241	28	1,825
Total	$4,260	$4,050	$358	$8,668

For the year ended December 31, 2016 (in millions):

	Reportable Segments As Adjusted
			Corporate
	IFS	GFS	and Other	Total
Primary Geographical Markets:
North America	$4,022	$1,889	$370	$6,281
All others	156	2,294	100	2,550
Total	$4,178	$4,183	$470	$8,831

Type of Revenue:
Processing and services	$3,288	$2,163	$246	$5,697
License and software related	387	941	150	1,478
Professional services	286	1,080	57	1,423
Hardware and other	217	(1)	17	233
Total	$4,178	$4,183	$470	$8,831

Recurring Nature of Revenue Recognized:
Recurring fees	$3,584	$2,778	$377	$6,739
Non-recurring fees	594	1,405	93	2,092
Total	$4,178	$4,183	$470	$8,831

For the year ended December 31, 2015 (in millions):

	Reportable Segments As Adjusted
			Corporate
	IFS	GFS	and Other	Total
Primary Geographical Markets:
North America	$3,462	$952	$365	$4,779
All others	23	1,397	61	1,481
Total	$3,485	$2,349	$426	$6,260

Type of Revenue:
Processing and services	$2,870	$1,294	$391	$4,555
License and software related	264	310	18	592
Professional services	147	753	10	910
Hardware and other	204	(8)	7	203
Total	$3,485	$2,349	$426	$6,260

Recurring Nature of Revenue Recognized:
Recurring fees	$3,027	$1,441	$399	$4,867
Non-recurring fees	458	908	27	1,393
Total	$3,485	$2,349	$426	$6,260

Contract with Customer, Asset and Liability
The following table provides information about trade receivables, contract assets, and deferred revenues from contracts with customers (in millions).

	As Adjusted
	As of December 31,
	2017	2016

Trade receivables	$1,624	$1,550
Contract assets (current)	108	168
Contract assets (non-current), included in other noncurrent assets	118	135
Deferred revenue (current)	776	741
Deferred revenue (non-current)	106	58